Contingencies and Commitments (Details) - Schedule of Bank’s Contractual Obligations - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contingencies and Commitments [Abstract]
Personal guarantees	$ 556,196	$ 365,932
Personal guarantees in local currency	308,861	201,688
Personal guarantees in foreign currency	247,335	164,244
Letter of credits of merchandise traffic operations	249,140	308,407
Transactions related to contingent events	1,871,802	2,208,507
Transactions related to contingent events in local currency	1,264,781	1,540,118
Transactions related to contingent events in foreign currency	607,021	668,389
Unrestricted prompt cancel credit lines	10,584,496	10,352,459
Other credit commitments	246,799	195,207
Credit for university studies	235	406
Other irrevocable credit commitments	246,564	194,801
Total	$ 13,508,433	$ 13,430,512